Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 48.0%
	Shares	Value ($)
U.S. Large Cap 48.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,443,870	105,229,258
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	7,354,995	238,596,039
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,936,126	90,822,722
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,895,537	98,621,974
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,913,206	97,630,918
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,649,226	100,075,002
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,225,426	97,504,622
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	5,845,622	176,011,692
Total		1,004,492,227
Total Equity Funds (Cost $631,037,353)		1,004,492,227

Exchange-Traded Fixed Income Funds 7.2%

Investment Grade 7.2%
iShares Core U.S. Aggregate Bond ETF	206,400	23,494,512
iShares iBoxx $ Investment Grade Corporate Bond ETF	366,363	47,645,508
Vanguard Intermediate-Term Corporate Bond ETF	860,000	80,005,800
Total		151,145,820
Total Exchange-Traded Fixed Income Funds (Cost $146,068,004)		151,145,820

Fixed Income Funds 24.6%

Investment Grade 24.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,577,773	86,386,608
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,977,540	29,775,397
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,735,031	41,272,097
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,754,547	30,134,750
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	11,182,403	127,926,690
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,048,972	101,167,510
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,451,356	14,963,481
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	7,320,480	83,233,855
Total		514,860,388
Total Fixed Income Funds (Cost $489,108,811)		514,860,388

Residential Mortgage-Backed Securities - Agency 13.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036	2.500%	66,420,000	69,118,313
04/19/2036- 04/14/2051	3.000%	127,090,000	133,133,995
04/14/2051	3.500%	70,500,000	74,446,347
Total Residential Mortgage-Backed Securities - Agency (Cost $277,787,104)			276,698,655

Options Purchased Puts 1.2%
Value ($)
(Cost $36,260,066)	25,569,740

Money Market Funds 18.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(d)	381,113,616	381,075,505
Total Money Market Funds (Cost $381,053,031)		381,075,505
Total Investments in Securities (Cost: $1,961,314,369)		2,353,842,335
Other Assets & Liabilities, Net		(260,231,458)
Net Assets		2,093,610,877
At March 31, 2021, securities and/or cash totaling $17,168,032 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	65	06/2021	USD	7,223,125	—	(194,999)
S&P 500 Index E-mini	1,212	06/2021	USD	240,424,440	5,143,227	—
U.S. Long Bond	216	06/2021	USD	33,392,250	—	(1,416,906)
U.S. Treasury 10-Year Note	164	06/2021	USD	21,473,750	—	(561,506)
U.S. Treasury 2-Year Note	108	06/2021	USD	23,838,469	—	(22,976)
U.S. Treasury 5-Year Note	276	06/2021	USD	34,057,969	—	(436,059)
U.S. Ultra Treasury Bond	68	06/2021	USD	12,322,875	—	(726,893)
Total					5,143,227	(3,359,339)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(50)	06/2021	EUR	(1,933,000)	—	(55,081)
S&P/TSX 60 Index	(30)	06/2021	CAD	(6,666,600)	6,233	—
Total					6,233	(55,081)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	154,942,710	390	3,200.00	12/16/2022	8,387,761	7,608,900
S&P 500 Index	JPMorgan	USD	148,983,375	375	3,100.00	12/16/2022	9,054,405	6,530,625
S&P 500 Index	JPMorgan	USD	133,091,815	335	3,000.00	12/16/2022	7,874,537	5,182,450
S&P 500 Index	JPMorgan	USD	141,037,595	355	2,800.00	12/16/2022	7,513,451	4,293,725
S&P 500 Index	JPMorgan	USD	49,661,125	125	2,900.00	12/16/2022	2,848,940	1,712,500
S&P 500 Index	JPMorgan	USD	10,329,514	26	2,600.00	12/16/2022	580,972	241,540
Total							36,260,066	25,569,740
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	338,280,430	144,408,922	(101,619,032)	5,185	381,075,505	—	(5,186)	82,974	381,113,616
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	107,645,077	2,591	(8,975,821)	6,557,411	105,229,258	—	2,703,002	—	1,443,870
Columbia Variable Portfolio – Income Opportunities 1 Shares
	31,275,296	—	(30,035,114)	(1,240,182)	—	—	1,240,204	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	106,473,502	601,052	(18,450,922)	(2,237,024)	86,386,608	—	1,271,057	—	7,577,773
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	217,100,469	10,396,936	(2,569,500)	13,668,134	238,596,039	—	63,394	—	7,354,995
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	30,909,559	41,258	(988,936)	(186,484)	29,775,397	—	7,976	—	2,977,540
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,918,522	19,428,185	—	(4,074,610)	41,272,097	—	—	—	3,735,031
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	24,488,665	61,483,918	—	4,850,139	90,822,722	—	—	—	5,936,126
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	105,731,495	—	(16,462,090)	9,352,569	98,621,974	—	4,750,125	—	2,895,537
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,781,117	3,077	(955,255)	305,811	30,134,750	—	3,794	—	2,754,547
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	103,373,122	26,970,377	(17,568)	(2,399,241)	127,926,690	—	(346)	—	11,182,403
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	105,213,500	—	(6,845,630)	(736,952)	97,630,918	—	3,724,703	—	1,913,206
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	108,983,049	—	(2,767,028)	(6,141,019)	100,075,002	—	3,045,502	—	1,649,226
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	107,214,832	—	(17,657,913)	7,947,703	97,504,622	—	3,223,605	—	3,225,426
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	98,686,087	5,547,433	(44,019)	(3,021,991)	101,167,510	—	(1,164)	—	9,048,972
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	13,975,730	1,032,024	(32,586)	(11,687)	14,963,481	—	(874)	—	1,451,356
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	91,018,658	3,462	(5,200,586)	(2,587,679)	83,233,855	—	(17,465)	—	7,320,480
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	199,372,893	1,434,170	(28,436,436)	3,641,065	176,011,692	—	10,038,277	—	5,845,622
Total	1,846,442,003			23,691,148	1,900,428,120	—	30,046,604	82,974

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7061_03_L01_(03/21)